Accumulated retained earnings	12 Months Ended
Dec. 31, 2019
Accumulated Retained Earnings
Accumulated retained earnings
Accumulated retained earnings
a) Definitions
The balance of Equity - Accumulated gains and Other reserves includes the net amount of the accumulated results (profits or losses) recognised in previous years through the consolidated income statement which in the profit distribution were allocated in equity, the expenses of own equity instrument issues, the differences between the amount for which the treasury shares are sold and their acquisition price, as well as the net amount of the results accumulated in previous years, generated by the result of non-current assets held for sale, recognised through the consolidated income statement.
b) Breakdown
The detail of Accumulated retained earnings and Reserves of entities accounted for using the equity method is as follows:

Million euros
	2019	2018	2017
Restricted reserves	2,595	2,580	2,880
Legal reserve	1,662	1,624	1,614
Own shares	879	902	1,212
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	10,664	12,099	11,369
Voluntary reserves*	4,603	5,737	6,904
Consolidation reserves attributable to the Bank	6,061	6,362	4,465
Reserves of subsidiaries	41,357	37,593	36,862
Reserves of entities accounted for using the equity method	1,166	917	724
	55,782	53,189	51,835

*	In accordance with the commercial regulations in force in Spain.
i. Legal reserve
Under the Consolidated Spanish Limited Liability Companies Law, 10% of net profit for each year must be transferred to the legal reserve. These transfers must be made until the balance of this reserve reaches 20% of the share capital. The legal reserve can be used to increase capital provided that the remaining reserve balance does not fall below 10% of the increased share capital amount.
In 2019 the Bank transferred EUR 38 million from the Share premium account to the Legal reserve (2018: EUR 10 million; 2017: EUR 154 million).
Consequently, once again, after the capital increases described in Note 31 had been carried out, the balance of the Legal reserve reached 20% of the share capital, and at 31 December 2019 the Legal reserve was of the stipulated level.
ii. Reserve for treasury shares
Pursuant to the Consolidated Spanish Limited Liability Companies Law, a restricted reserve has been recognised for an amount equal to the carrying amount of the Bank shares owned by subsidiaries. The balance of this reserve will become unrestricted when the circumstances that made it necessary to record it cease to exist. Additionally, this reserve covers the outstanding balance of loans granted by the Group secured by Bank shares and the amount equivalent to loans granted by Group companies to third parties for the acquisition of treasury shares plus the own treasury shares amount.
iii. Revaluation reserve Royal Decree Law 7/1996, of 7 June
The balance of Revaluation reserve Royal Decree-Law 7/1996 can be used, free of tax, to increase share capital. From 1 January 2007, the balance of this account can be taken to unrestricted reserves, provided that the monetary surplus has been realised. The surplus will be deemed to have been realised in respect of the portion on which depreciation has been taken for accounting purposes or when the revalued assets have been transferred or derecognised.
If the balance of this reserve were used in a manner other than that provided for in Royal Decree-Law 7/1996, of 7 June, it would be subject to taxation.
iv. Reserves of subsidiaries
The detail, by company, of Reserves of subsidiaries, based on the companies’ contribution to the Group (considering the effect of consolidation adjustments) is as follows:

Million euros
	2019	2018	2017
Banco Santander (Brasil) S.A. (Consolidated Group)	12,400	10,755	9,874
Santander UK Group	8,079	8,207	7,724
Group Santander Holdings USA	4,528	4,260	4,150
Santander Consumer Finance Group	4,012	2,841	2,465
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	3,810	3,436	3,229
Banco Santander - Chile	3,116	2,963	2,764
Banco Santander Totta, S.A. (Consolidated Group)	2,823	2,729	2,821
Santander Bank Polska S.A.	1,738	1,387	1,093
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	823	714	638
Banco Santander (Suisse) SA.	348	369	381
Santander Investment, S.A.	146	208	202
Banco Santander Río S.A.	(197)	(82)	1,639
Other companies and consolidation adjustments*	(269)	(194)	(118)
	41,357	37,593	36,862
Of which, restricted	3,193	2,964	2,777

*	Includes the charge relating to cumulative exchange differences in the transition to International Financial Reporting Standards.